Potomac Funds

Potomac Tactically Passive Fund

Institutional Class Shares  Ticker CRTPX

Supplement dated May 28, 2026
to the Prospectus
dated February 11, 2026

Effective immediately, the current share class of the above-referenced Fund shall be redesignated as and known as “Institutional Class Shares.”

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This Supplement, and the existing Prospectus dated February 11, 2026, provide relevant information for all shareholders and should be retained for future reference. The Prospectus dated February 11, 2026 has been filed with the Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 1-888-774-6679.